Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 10,621	$ 16,379
Trade receivables (net of allowances for doubtful accounts of $560 and $752 as of December 31, 2016 and 2015, respectively)	3,061	3,849
Prepaid expenses and other receivables	918	831
Total current assets	14,600	21,059
LONG-TERM ASSETS:
Intangible assets, net	10,426	10,264
Goodwill	19,441	19,864
Severance pay fund	604	700
Long-term restricted lease deposits	380	197
Property and equipment, net	2,081	2,321
Total long-term assets	32,932	33,346
Total assets	47,532	54,405
CURRENT LIABILITIES:
Trade payables	764	603
Credit line		4,169
Employees and payroll accruals	2,528	2,500
Accrued expenses and other liabilities	755	764
Earn-out consideration and related costs	3,041	2,346
Deferred revenues	4,609	3,269
Total current liabilities	11,697	13,651
LONG-TERM LIABILITIES:
Deferred revenues	1,788	824
Deferred tax liability, net	1,374	1,627
Accrued severance pay	816	824
Other liabilities	119	131
Total long-term liabilities	4,097	3,406
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value ILS 0.15 par value - Authorized: 75,353,340 and 55,353,340 shares as of December 31, 2016 and 2015, respectively; Issued: 40,353,953 shares as of December 31, 2016 and 2015; Outstanding: 39,174,272 and 39,121,198 shares as of December 31, 2016 and 2015, respectively	1,497	1,497
Additional paid-in capital	216,147	215,193
Treasury shares: 1,179,681 and 1,232,755 ordinary shares as of December 31, 2016 and 2015, respectively	(3,867)	(4,064)
Accumulated other comprehensive loss	(2,851)	(2,390)
Accumulated deficit	(179,188)	(172,888)
Total shareholders' equity	31,738	37,348
Total liabilities and shareholders' equity	$ 47,532	$ 54,405